CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total Parent company's interest	Capital	Treasury Stocks	Capital Reserve	Legal reserve	Tax Incentives Reserve	Investments and working capital reserve	Retained earnings	Operations with noncontrolling interests	Gains and losses on net investment hedge	Gains and losses on financial instruments	Cumulative translation adjustment	Pension Plan	Stock Options	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2016	R$ 24,028,136	R$ 19,249,181	R$ (98,746)	R$ 11,597	R$ 628,228	R$ 611,531	R$ 2,523,448	R$ 0	R$ (2,873,335)	R$ (4,404,436)	R$ 16,323	R$ 8,532,065	R$ (357,072)	R$ 189,352	R$ 246,517	R$ 24,274,653
Net income (loss)	(359,360)							(359,360)							20,693	(338,667)
Other comprehensive income (loss) recognized in the year	34,100									(148,548)	(11,351)	309,385	(115,386)		6,201	40,301
Total comprehensive income (loss) for the year, net of tax	(325,260)							(359,360)		(148,548)	(11,351)	309,385	(115,386)		26,894	(298,366)
Stock option expenses recognized in the year	5,633													5,633	15	5,648
Stock option exercised during the year	19,650		22,661				(3,011)								32	19,682
Effect of interest changes in subsidiaries	2,504								2,504						(21,698)	(19,194)
Destination of net income proposed to the shareholders
Absorption of net loss proposed to the shareholders							(359,360)	359,360
Dividends/interest on capital	(85,462)						(85,462)								(3,020)	(88,482)
Equity at end of period at Dec. 31, 2017	23,645,201	19,249,181	(76,085)	11,597	628,228	611,531	2,075,615	0	(2,870,831)	(4,552,984)	4,972	8,841,450	(472,458)	194,985	248,740	23,893,941
Destination of net income proposed to the shareholders
Effects of IFRS 9 adoption, net of taxes	(32,353)										(32,353)				(34)	(32,387)
Adjusted Balance	23,612,848	19,249,181	(76,085)	11,597	628,228	611,531	2,075,615	0	(2,870,831)	(4,552,984)	(27,381)	8,841,450	(472,458)	194,985	248,706	23,861,554
Net income (loss)	2,303,868							2,303,868							22,514	2,326,382
Other comprehensive income (loss) recognized in the year	364,860									(1,491,274)	11,817	1,692,162	152,155		22,066	386,926
Total comprehensive income (loss) for the year, net of tax	2,668,728							2,303,868		(1,491,274)	11,817	1,692,162	152,155		44,580	2,713,308
Assignment of preferred shares	18,984		11,622				7,362									18,984
Stock option expenses recognized in the year	(35,836)													(35,836)	(97)	(35,933)
Treasury stocks	(243,396)		(243,396)												(327)	(243,723)
Effects of IAS 29 adoption in the subsidiary of Argentina	502,352											502,352			5,535	507,887
Stock option exercised during the year	23,277		27,433				(4,156)								77	23,354
Effect of interest changes in subsidiaries	6								6						(85,483)	(85,477)
Complementary Dividends	(51,020)						(51,020)									(51,020)
Legal reserve					115,193			(115,193)
Tax incentives reserve						17,051		(17,051)
Investments and working capital reserve							1,406,285	(1,406,285)
Dividends/interest on capital	(765,339)							(765,339)							(5,024)	(770,363)
Equity at end of period at Dec. 31, 2018	25,730,604	19,249,181	(280,426)	11,597	743,421	628,582	3,434,086	0	(2,870,825)	(6,044,258)	(15,564)	11,035,964	(320,303)	159,149	207,967	25,938,571
Net income (loss)	1,203,736							1,203,736							13,151	1,216,887
Other comprehensive income (loss) recognized in the year	361,845									(322,942)	3,502	726,845	(45,560)		10,637	372,482
Total comprehensive income (loss) for the year, net of tax	1,565,581							1,203,736		(322,942)	3,502	726,845	(45,560)		23,788	1,589,369
Stock option expenses recognized in the year	(13,249)													(13,249)	879	(12,370)
Stock option exercised during the year	29,405		37,884				(8,479)								6	29,411
Effect of interest changes in subsidiaries															(1,586)	(1,586)
Complementary Dividends	(101)						(101)									(101)
Destination of net income proposed to the shareholders
Legal reserve					55,876			(55,876)
Tax incentives reserve						86,216		(86,216)
Investments and working capital reserve							705,105	(705,105)
Dividends/interest on capital	(356,539)							R$ (356,539)							(13,628)	(370,167)
Equity at end of period at Dec. 31, 2019	R$ 26,955,701	R$ 19,249,181	R$ (242,542)	R$ 11,597	R$ 799,297	R$ 714,798	R$ 4,130,611		R$ (2,870,825)	R$ (6,367,200)	R$ (12,062)	R$ 11,762,809	R$ (365,863)	R$ 145,900	R$ 217,426	R$ 27,173,127